Internally developed software, net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Internally developed software, net
5.	INTERNALLY DEVELOPED SOFTWARE, NET

Internally developed software, net consisted of the following as of March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020

Internally developed software	$6,963	$4,235
Construction in progress	3,189	4,451
Less: Accumulated amortization	(1,744)	(1,270)

Total internally developed software, net	$8,408	$7,416

Capitalized costs associated with construction in progress are not amortized into amortization expense until the related assets are put into service.

5.	INTERNALLY DEVELOPED SOFTWARE, NET

Internally developed software, net consisted of the following as of December 31, 2020 and 2019:

	2020	2019
Internally developed software	$4,235	$1,627
Construction in progress	4,451	2,024
Less: accumulated amortization	(1,270)	(476)

Total internally developed software, net	$7,416	$3,175

Capitalized costs associated with construction in progress are not amortized into amortization expense until the related assets are put into service.

Total amortization expense for the years ended December 31, 2020 and 2019, was $794 and $340, respectively.